Risk Management - Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Funds managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Size	[1]	¥ 185,894	¥ 168,466
Unconsolidated structured entities, Carrying amount of assets		10,096	9,860
Unconsolidated structured entities, Maximum exposure		¥ 10,096	¥ 9,860
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Funds managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Carrying amount of assets		¥ 126,573	¥ 97,988
Unconsolidated structured entities, Maximum exposure		¥ 126,573	¥ 97,988
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Size	[1]	¥ 1,992	¥ 1,994
Unconsolidated structured entities, Carrying amount of assets		1,295	1,296
Unconsolidated structured entities, Maximum exposure		¥ 1,295	¥ 1,296
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Carrying amount of assets		¥ 47,674	¥ 62,702
Unconsolidated structured entities, Maximum exposure		¥ 47,674	¥ 62,702
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Debt investment schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Size	[1]	¥ 60,850	¥ 39,817
Unconsolidated structured entities, Carrying amount of assets		22,781	15,770
Unconsolidated structured entities, Maximum exposure		¥ 22,781	¥ 15,770
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Debt investment schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Carrying amount of assets		¥ 46,458	¥ 51,172
Unconsolidated structured entities, Maximum exposure		¥ 46,458	¥ 51,172
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Others managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Size	[2]	¥ 87,959	¥ 28,368
Unconsolidated structured entities, Carrying amount of assets	[2]	13,067	14,150
Unconsolidated structured entities, Maximum exposure	[2]	¥ 13,067	¥ 14,150
Unconsolidated structured entities, Interest held by the Group	[2]	Investment income and service fee	Investment income and service fee
Others managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, Carrying amount of assets	[2]	¥ 100,892	¥ 107,372
Unconsolidated structured entities, Maximum exposure	[2]	¥ 100,892	¥ 107,372
Unconsolidated structured entities, Interest held by the Group	[2]	Investment income	Investment income

[1]	Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.
[2]	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.